Stock-Based and Employee Savings Plans - Equity Incentive Plans (Details) - 2015 Paypal Equity Incentive Award Plan - shares	1 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Additional shares authorized (in shares)	37,000,000
Number of shares authorized (in shares)		97,000,000
Number of shares available for grant (in shares)		71,000,000
Employee Stock Option | Minimum
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Expiration period from date of grant		7 years
Restricted Stock Units (RSUs) | Minimum
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Award vesting period		3 years
Performance Shares | Minimum
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Award performance period		1 year
Awards to be issued, percentage of target amount		0.00%
Performance Shares | Maximum
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Award performance period		3 years
Awards to be issued, percentage of target amount		200.00%
Vesting period 2 | Employee Stock Option
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Award vesting rights, percentage		2.08%
Existing Employee | Vesting period 1 | Employee Stock Option
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Award vesting rights, percentage		12.50%
Award vesting period		6 months
New Employee | Vesting period 1 | Employee Stock Option
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Award vesting rights, percentage		25.00%
Award vesting period		1 year